Other current and Long Term liabilities (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Other Current And Long Term Liabilities [Line Items]
Other current liabilities	$ 5,659,000	$ 7,478,000
Other long-term liabilities	2,333,000	8,314,000
Research and Development Tax Credit	$ 5,500,000	5,800,000	$ 6,500,000
Oseo Anvar [Member]
Other Current And Long Term Liabilities [Line Items]
Other current liabilities		7,121,000
Other long-term liabilities		6,113,000
Provision For Service Award Short Term		285,000
Proceeds From Advances			$ 5,848,000	€ 4,432,000
Interest Rate On Advance			Euro Interbank Offered Rate (EURIBOR) plus 0.9%.	Euro Interbank Offered Rate (EURIBOR) plus 0.9%.
Service Award Provision Period	The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years).
Research and Development Tax Credit		13,234,000
Total Funding	$ 5,382,000	$ 13,234,000